The Berwyn Fund
                    Supplement
              Dated January 23, 1997
                 to the Prospectus
               Dated April 24, 1996





On January 21, 1997, the Board of Directors of
Berwyn Income Fund decided to reopen that Fund to new investors. As a result of the reopening, shareholders in The Berwyn Fund may now exchange their shares for shares of Berwyn Income Fund.









                  The Berwyn Fund
                    Supplement
              Dated January 23, 1997
          to the Statement of Additional
                    Information
               Dated April 24, 1996





On January 21, 1997, the Board of Directors of
Berwyn Income Fund decided to reopen that Fund to new investors. As a result of the reopening, shareholders in The Berwyn Fund may now exchange their shares for shares of Berwyn Income Fund.